Vessels, net - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	$ 130,724
Impairment loss	0	$ 0	$ (4,615)
Balance ending of period	129,461	130,724
Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	130,724	62,350	48,242
Additions/ (Dry Docking Component)	8,616	74,790	22,311
Impairment loss			(4,615)
Depreciation expense	(9,879)	(6,416)	(3,588)
Balance ending of period	129,461	130,724	62,350
Vessels [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	233,738	162,992	149,579
Additions/ (Dry Docking Component)	1,178	70,746	18,028
Impairment loss			(4,615)
Balance ending of period	234,916	233,738	162,992
Vessels [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(107,776)	(104,111)	(101,858)
Depreciation expense	(5,233)	(3,665)	(2,253)
Balance ending of period	(113,009)	(107,776)	(104,111)
Dry docking [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	15,927	11,883	7,600
Additions/ (Dry Docking Component)	7,438	4,044	4,283
Balance ending of period	23,365	15,927	11,883
Dry docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(11,165)	(8,414)	(7,079)
Depreciation expense	(4,646)	(2,751)	(1,335)
Balance ending of period	$ (15,811)	$ (11,165)	$ (8,414)